LONG-TERM INVESTMENTS - Cost Method Investments (Details)		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 26, 2017 director	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Cost method investments
Cost method investments				¥ 75,121,700				¥ 69,621,700
Proceed from sale of equity interest			$ 707,553	4,603,550	¥ 5,500,000
Gain recognized from disposal of long-term investment			$ 498,664	3,244,457	¥ 1,600,000
Beijing Empower Education Online Co., Ltd. ("EEO")
Cost method investments
Cost method investments				38,000,000		¥ 38,000,000		¥ 32,500,000
Percentage of equity interest							8.33%	8.33%
Cash consideration						¥ 5,500,000		¥ 32,500,000
Medicine (Beijing) Education Technology Ltd. ("MDS")
Cost method investments
Cost method investments				5,100,000				¥ 5,100,000
Percentage of equity interest							15.00%	15.00%
Cash consideration								¥ 9,000,000
Percentage of equity interest sold out		6.50%
Proceed from sale of equity interest		¥ 5,500,000
Gain recognized from disposal of long-term investment		¥ 1,600,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Cost method investments
Cost method investments				19,721,700				¥ 19,721,700
Percentage of equity interest							9.00%	9.00%
Cash consideration							$ 3,000,000	¥ 19,721,700
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Cost method investments
Cost method investments				¥ 12,300,000				¥ 12,300,000
Percentage of equity interest							8.20%	8.20%
Cash consideration								¥ 12,300,000
GlobalWisdom
Cost method investments
Percentage of equity shares decrease	6.8345%
Right to number of director | director	1